Marketable Securities (Tables)	12 Months Ended
May 31, 2019
Investments Debt And Equity Securities [Abstract]
Summary of Available-for-Sale Marketable Securities by Asset Type

The following tables summarize marketable securities held at May 31, 2019 and 2018 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2019
Fixed maturity:
U.S. treasury and other government	$24,483	$372	$(308)	$24,547
Corporate bonds	422	43	(3)	462
Total available-for-sale securities	$24,905	$415	$(311)	$25,009

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2018
Equity securities:
Mutual funds - foreign	$46,123	$1,839	$(1,197)	$46,765
Mutual funds - domestic	99,833	727	(2,770)	97,790
Total equity securities	145,956	2,566	(3,967)	144,555
Fixed maturity:
U.S. treasury and other government	23,562	39	(552)	23,049
Corporate bonds	432	43	(8)	467
Total fixed maturity securities	23,994	82	(560)	23,516
Total	$169,950	$2,648	$(4,527)	$168,071

Summary of Available-for-Sale Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive (Loss), Aggregated by Length of Time Investments

Summarized below are the available-for-sale securities we held at May 31, 2019 and 2018 that were in an unrealized loss position and that were included in accumulated other comprehensive income (loss), aggregated by the length of time the investments had been in that position:

	May 31, 2019		May 31, 2018
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$11,508	$(311)	$106,253	$(4,527)
Unrealized losses with a loss position for less than 12 months	806	(2)	68,376	(1,570)
Unrealized losses with a loss position for more than 12 months	10,702	(309)	37,877	(2,957)

Net Carrying Values of Debt Securities by Contractual Maturity

The net carrying values of available-for-sale debt securities at May 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$8,594	$8,563
One year through five years	10,886	10,836
Six years through ten years	4,468	4,582
After ten years	957	1,028
	$24,905	$25,009